FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288
                                   ---------

               FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
               -------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  12/31/06
                           --------



Item 1. Schedule of Investments.


Franklin Strategic Mortgage Portfolio

QUARTERLY STATEMENT OF INVESTMENTS

DECEMBER 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Franklin Strategic Mortgage Portfolio

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT c        VALUE
-----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 115.0%
    MORTGAGE-BACKED SECURITIES 89.1%
  a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.2%
    FHLMC, 3.262%, 5/01/34 ........................................................             801,301        $      800,855
    FHLMC, 3.846%, 7/01/34 ........................................................             242,231               242,766
    FHLMC, 3.99%, 9/01/34 .........................................................             184,677               184,547
    FHLMC, 4.928%, 1/01/34 ........................................................           1,118,098             1,133,793
    FHLMC, 5.35%, 10/01/18 ........................................................             226,347               229,887
    FHLMC, 5.42%, 1/01/32 .........................................................             293,875               301,703
    FHLMC, 5.865%, 7/01/30 ........................................................             587,231               594,003
    FHLMC, 6.193%, 1/01/28 ........................................................             425,881               432,674
    FHLMC, 6.335%, 4/01/24 ........................................................             380,617               383,275
    FHLMC, 6.375%, 4/01/17 ........................................................              74,744                75,473
    FHLMC, 6.592%, 7/01/24 ........................................................             200,474               206,261
    FHLMC, 6.631%, 5/01/20 ........................................................             278,434               283,446
    FHLMC, 6.657%, 11/01/16 .......................................................             527,407               532,877
    FHLMC, 6.822%, 7/01/22 ........................................................           1,786,315             1,835,159
    FHLMC, 6.859%, 9/01/27 ........................................................             220,118               223,339
    FHLMC, 6.875%, 4/01/18 ........................................................             108,300               110,857
    FHLMC, 6.908%, 5/01/22 ........................................................              98,261               100,607
    FHLMC, 6.961%, 4/01/31 ........................................................              70,506                72,037
    FHLMC, 7.009%, 11/01/19 .......................................................             219,447               226,745
    FHLMC, 7.049%, 4/01/30 ........................................................           1,954,911             1,958,103
    FHLMC, 7.116%, 11/01/25 .......................................................             103,050               103,711
    FHLMC, 7.151%, 3/01/19 ........................................................             243,039               247,636
    FHLMC, 7.152%, 11/01/25 .......................................................             432,437               440,497
    FHLMC, 7.16%, 1/01/31 .........................................................             400,375               410,076
    FHLMC, 7.251%, 12/01/30 .......................................................             206,796               212,327
    FHLMC, 7.302%, 5/01/30 ........................................................             390,652               394,876
    FHLMC, 7.372%, 8/01/31 ........................................................             108,408               108,988
                                                                                                               --------------
                                                                                                                   11,846,518
                                                                                                               --------------

    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 30.7%
    FHLMC 15 Year, 6.50%, 2/01/19 .................................................             789,898               811,862
    FHLMC 15 Year, 8.00%, 4/01/08 .................................................               1,671                 1,688
    FHLMC Gold 15 Year, 4.50%, 10/01/18 ...........................................           5,510,144             5,326,060
    FHLMC Gold 15 Year, 4.50%, 10/01/18 ...........................................           3,091,347             2,987,554
    FHLMC Gold 15 Year, 4.50%, 11/01/18 ...........................................           4,126,239             3,987,699
    FHLMC Gold 15 Year, 4.50%, 11/01/18 - 2/01/19 .................................           2,634,336             2,545,073
    FHLMC Gold 15 Year, 5.00%, 10/01/17 - 8/01/18 .................................           4,104,264             4,043,927
    FHLMC Gold 15 Year, 6.50%, 3/01/09 - 4/01/11 ..................................               4,185                 4,245
    FHLMC Gold 15 Year, 7.00%, 6/01/09 - 7/01/11 ..................................               5,624                 5,746
    FHLMC Gold 15 Year, 7.50%, 4/01/10 ............................................               2,209                 2,262
    FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 .................................              86,588                88,871
    FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35 .................................           5,711,102             5,515,414
  b FHLMC Gold 30 Year, 5.00%, 1/01/34 ............................................          13,188,000            12,726,420
    FHLMC Gold 30 Year, 5.00%, 7/01/35 ............................................           3,931,079             3,795,573
    FHLMC Gold 30 Year, 5.00%, 7/01/35 ............................................           4,322,371             4,173,377
    FHLMC Gold 30 Year, 5.50%, 9/01/33 ............................................             569,434               564,165
  b FHLMC Gold 30 Year, 5.50%, 1/01/34 ............................................          16,500,000            16,319,523
    FHLMC Gold 30 Year, 5.50%, 1/01/35 ............................................          12,933,297            12,807,951


                                          Quarterly Statement of Investments | 3

Franklin Strategic Mortgage Portfolio

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT c        VALUE
-----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE (CONTINUED)
    FHLMC Gold 30 Year, 6.00%, 7/01/28 - 6/01/34 ..................................             695,974        $      702,502
    FHLMC Gold 30 Year, 6.00%, 8/01/34 ............................................           4,199,227             4,234,713
    FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32 .................................           1,357,490             1,391,968
    FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 .................................           1,080,363             1,120,083
    FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 ..................................             204,163               214,821
    FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 .................................             501,977               527,279
    FHLMC Gold 30 Year, 9.00%, 9/01/30 ............................................             484,956               526,319
    FHLMC Gold 30 Year, 9.25%, 12/01/08 ...........................................              26,269                26,338
    FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 .................................           1,370,119             1,486,939
    FHLMC PC 15 Year, 8.50%, 5/01/17 ..............................................           1,199,721             1,269,119
    FHLMC PC 15 Year, 9.25%, 8/01/14 ..............................................               7,170                 7,631
    FHLMC PC 15 Year, 9.50%, 12/01/09 - 8/01/19 ...................................             195,021               205,143
    FHLMC PC 30 Year, 8.50%, 2/01/17 ..............................................              14,957                15,906
    FHLMC PC 30 Year, 9.00%, 7/01/08 - 6/01/16 ....................................               3,621                 3,798
                                                                                                               --------------
                                                                                                                   87,439,969
                                                                                                               --------------

  a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 11.6%
    FNMA, 3.397%, 3/01/34 .........................................................             350,460               353,106
    FNMA, 3.556%, 4/01/34 .........................................................           1,121,884             1,135,569
    FNMA, 4.198%, 9/01/33 .........................................................           2,751,809             2,634,184
    FNMA, 4.263%, 1/01/35 .........................................................             888,141               890,737
    FNMA, 4.624%, 11/01/32 ........................................................           1,047,461             1,050,980
    FNMA, 4.665%, 11/01/34 ........................................................              73,311                73,549
    FNMA, 4.726%, 10/01/32 ........................................................           2,765,524             2,766,768
    FNMA, 4.751%, 5/01/35 .........................................................           4,609,765             4,636,811
    FNMA, 4.90%, 8/01/29 ..........................................................              56,804                57,318
    FNMA, 4.954%, 3/01/34 .........................................................             426,426               433,595
    FNMA, 5.324%, 10/01/19 ........................................................             442,037               444,798
    FNMA, 5.54%, 5/01/28 ..........................................................             591,408               594,782
    FNMA, 5.556%, 5/01/21 .........................................................             392,350               396,631
    FNMA, 5.613%, 4/01/33 .........................................................           1,695,354             1,729,457
    FNMA, 5.618%, 6/01/17 .........................................................             150,524               150,742
    FNMA, 5.632%, 1/01/18 .........................................................           2,934,302             2,939,254
    FNMA, 5.904%, 8/01/26 .........................................................             264,202               266,955
    FNMA, 5.915%, 1/01/17 .........................................................             863,627               862,866
    FNMA, 5.995%, 5/01/30 .........................................................             199,118               203,256
    FNMA, 6.137%, 7/01/17 .........................................................             245,000               243,844
    FNMA, 6.306%, 7/01/31 .........................................................           1,231,513             1,245,134
    FNMA, 6.337%, 12/01/24 ........................................................             126,581               128,564
    FNMA, 6.348%, 7/01/14 .........................................................             470,068               470,021
    FNMA, 6.42%, 6/01/25 ..........................................................             273,003               277,395
    FNMA, 6.443%, 4/01/18 .........................................................             212,699               216,095
    FNMA, 6.586%, 4/01/27 .........................................................             275,362               279,696
    FNMA, 6.817%, 4/01/31 .........................................................             111,362               112,573
    FNMA, 6.838%, 12/01/31 ........................................................             161,617               164,655
    FNMA, 6.895%, 7/01/27 .........................................................             148,303               150,608
    FNMA, 6.929%, 8/01/27 .........................................................             169,615               172,268


4 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT c        VALUE
-----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
  a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
    FNMA, 7.001%, 4/01/21 .........................................................              95,370        $       95,748
    FNMA, 7.005%, 7/01/31 .........................................................              34,224                34,570
    FNMA, 7.019%, 2/01/32 .........................................................             266,922               267,354
    FNMA, 7.022%, 12/01/22 ........................................................             262,116               263,423
    FNMA, 7.03%, 10/01/29 .........................................................              29,866                29,877
    FNMA, 7.032%, 8/01/29 .........................................................             107,519               109,954
    FNMA, 7.035%, 11/01/31 ........................................................             891,506               903,414
    FNMA, 7.04%, 7/01/19 ..........................................................           1,947,332             1,958,771
    FNMA, 7.05%, 8/01/32 ..........................................................              39,946                40,657
    FNMA, 7.073%, 4/01/18 .........................................................              45,435                45,864
    FNMA, 7.086%, 9/01/32 .........................................................             451,700               460,678
    FNMA, 7.09%, 5/01/31 ..........................................................              30,003                30,681
    FNMA, 7.125%, 11/01/28 ........................................................             161,798               163,640
    FNMA, 7.142%, 7/01/25 .........................................................             142,089               142,847
    FNMA, 7.149%, 5/01/27 .........................................................             252,331               255,716
    FNMA, 7.15%, 6/01/31 ..........................................................             407,599               409,225
    FNMA, 7.25%, 9/01/18 ..........................................................              56,602                56,853
    FNMA, 7.26%, 8/01/30 ..........................................................              91,447                91,984
    FNMA, 7.299%, 10/01/29 ........................................................             539,726               545,738
    FNMA, 7.369%, 10/01/32 ........................................................             273,716               271,092
    FNMA, 7.435%, 7/01/26 .........................................................              76,520                76,764
    FNMA, 7.478%, 5/01/27 .........................................................           1,003,724             1,014,279
    FNMA, 7.495%, 10/01/24 ........................................................             485,459               492,190
                                                                                                               --------------
                                                                                                                   32,843,530
                                                                                                               --------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 39.7%
    FNMA 15 Year, 5.00%, 6/01/18 - 4/01/20 ........................................           5,887,395             5,794,120
    FNMA 15 Year, 5.00%, 7/01/18 ..................................................           4,737,060             4,673,128
    FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18 ........................................           4,595,739             4,609,176
    FNMA 15 Year, 6.50%, 9/01/08 - 10/01/16 .......................................             416,506               426,790
    FNMA 15 Year, 7.00%, 11/01/11 .................................................               1,218                 1,255
    FNMA 15 Year, 7.50%, 7/01/09 - 7/01/12 ........................................              31,192                32,187
    FNMA 15 Year, 10.00%, 8/01/15 .................................................              45,499                49,915
    FNMA 30 Year, 5.00%, 4/01/34 ..................................................           1,439,657             1,392,122
  b FNMA 30 Year, 5.00%, 1/01/35 ..................................................          19,100,000            18,443,437
    FNMA 30 Year, 5.50%, 9/01/33 - 11/01/35 .......................................          10,821,881            10,713,155
    FNMA 30 Year, 5.50%, 11/01/34 .................................................          18,375,366            18,184,110
  b FNMA 30 Year, 5.50%, 1/15/37 ..................................................           3,100,000             3,064,158
    FNMA 30 Year, 6.00%, 12/01/23 - 12/01/35 ......................................          13,369,216            13,482,658
  b FNMA 30 Year, 6.00%, 1/01/29 ..................................................          11,100,000            11,176,313
    FNMA 30 Year, 6.00%, 10/01/34 .................................................           6,478,354             6,528,933
    FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32 .......................................           8,591,236             8,798,218
    FNMA 30 Year, 7.00%, 6/01/24 - 10/01/32 .......................................           1,881,953             1,938,502
    FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32 ........................................             562,521               586,500
    FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31 ........................................              74,128                78,260
    FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28 ......................................           1,297,150             1,393,474
    FNMA 30 Year, 9.00%, 8/01/09 - 9/01/26 ........................................             528,447               552,051


                                          Quarterly Statement of Investments | 5

Franklin Strategic Mortgage Portfolio

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT c        VALUE
-----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONTINUED)
    FNMA 30 Year, 9.25%, 10/01/09 .................................................               6,160        $        6,168
    FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30 .......................................             468,147               504,877
    FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21 .......................................             389,620               429,075
    FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 .......................................              34,145                37,408
    FNMA 30 Year, 11.00%, 10/01/15 ................................................              17,895                19,505
    FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 .......................................               4,383                 4,850
    FNMA 30 Year, 12.50%, 12/01/13 ................................................               1,021                 1,138
                                                                                                               --------------
                                                                                                                  112,921,483
                                                                                                               --------------

  a GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.1%
    GNMA, 5.75%, 7/20/27 ..........................................................             310,282               314,293
    GNMA, 6.125%, 11/20/25 ........................................................             101,365               102,800
                                                                                                               --------------
                                                                                                                      417,093
                                                                                                               --------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.8%
    GNMA I SF 15 Year, 7.00%, 4/15/14 .............................................              68,327                70,517
    GNMA I SF 15 Year, 8.00%, 9/15/15 .............................................              33,011                35,017
    GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 ...................................             798,550               821,099
    GNMA I SF 30 Year, 7.00%, 3/15/17 - 2/15/32 ...................................             870,401               898,269
    GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 .................................             126,149               131,776
    GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27 ...................................             458,517               484,847
    GNMA I SF 30 Year, 8.25%, 4/15/08 - 5/15/21 ...................................             296,817               315,004
    GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24 ...................................             508,458               545,964
    GNMA I SF 30 Year, 9.00%, 8/15/08 - 8/15/28 ...................................             165,386               173,826
    GNMA I SF 30 Year, 9.50%, 10/15/09 - 1/15/10 ..................................             116,863               121,691
    GNMA I SF 30 Year, 10.00%, 10/15/18 - 2/15/19 .................................              10,192                11,316
    GNMA I SF 30 Year, 10.50%, 1/15/16 ............................................               1,139                 1,266
    GNMA II SF 30 Year, 6.00%, 6/20/34 ............................................           1,562,799             1,582,107
    GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 ..................................           1,464,965             1,499,910
    GNMA II SF 30 Year, 7.00%, 3/20/27 - 9/20/27 ..................................             126,604               130,508
    GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 .................................             834,652               868,038
    GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 ..................................             254,021               266,876
    GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 ..................................              85,546                90,945
    GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 .................................               9,858                10,609
    GNMA II SF 30 Year, 10.50%, 6/20/20 ...........................................                  28                    32
                                                                                                               --------------
                                                                                                                    8,059,617
                                                                                                               --------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $257,248,551)...........................                               253,528,210
                                                                                                               --------------

    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 23.8%
    FINANCE 23.8%
  a Ace Securities Corp., 2005-HE5, A2A, 5.47%, 8/25/35 ...........................             493,332               493,690
  a AFC Home Equity Loan Trust, 1997-4, 2A2, 5.59%, 12/22/27 ......................             695,826               696,452
a,d Bayview Commercial Asset Trust, 2006-CD1A, A-1, 144A, 4.63%, 7/25/23 (Canada) .           2,382,664 CAD         2,045,635
  a Bear Stearns Asset Backed Securities Inc., 2005-HE2, 1A2, 5.59%, 2/25/35 ......             781,757               782,528
  a Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10,
     A4, 5.405%, 12/11/40 .........................................................           3,000,000             3,016,166
    CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33 .........           2,250,000             2,184,069
  a Citigroup/Deutsche Bank Commerical Mortgage Trust, 2006-CD3,
     A5, 5.617%, 10/15/48 .........................................................           7,000,000             7,135,346


6 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT c        VALUE
-----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
    FINANCE (CONTINUED)
  a Contimortgage Home Equity Loan Trust, 1999-3, A6, 8.18%, 12/25/29 .............             172,927        $      172,620
    Countrywide Asset-Backed Certificates, 2004-7, AF4, 4.774%, 8/25/32 ...........           2,862,000             2,840,277
  a First Franklin Mortgage Loan Asset-Backed Certificates,
       2004-FF11, 1A2, 5.70%, 1/25/35 .............................................           1,756,695             1,760,618
       2005-FF10, A2, 5.45%, 11/25/35 .............................................             669,657               670,176
    FNMA, G93-33, K, 7.00%, 9/25/23 ...............................................           2,494,701             2,598,423
  a Fremont Home Loan Trust, 2004-4, 2A2, 5.63%, 3/25/35 ..........................             164,072               164,269
    GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38 ............           1,262,683             1,234,410
    Greenwich Capital Commercial Funding Corp., 2004-GG1, A7, 5.317%, 6/10/36 .....           5,000,000             4,998,142
  a GSAMP Trust, 2006-S4, A1, 5.44%, 5/25/36 ......................................           2,194,375             2,195,882
    J.P. Morgan Chase Commercial Mortgage Securities Corp.,
     a 2004-CB9, A4, 5.377%, 6/12/41 ..............................................           3,779,632             3,829,039
       2004-LN2, A2, 5.115%, 7/15/41 ..............................................             557,685               549,853
  a Master Asset-Backed Securities Trust, 2006-AB1, A1, 5.49%, 2/25/36 ............           3,018,207             3,020,489
  a Morgan Stanley Capital I, 2004-IQ7, A4, 5.431%, 6/15/38 .......................           6,000,000             6,048,725
  a Nomura Home Equity Loan Inc., 2006-HE1, A1, 5.43%, 2/25/36 ....................             784,170               784,826
  a Novastar Home Equity Loan,
       2005-2, A2B, 5.50%, 10/25/35 ...............................................           3,250,276             3,252,938
       2005-3, A2A, 5.48%, 1/25/36 ................................................              71,988                72,027
  a Ownit Mortgage Loan Asset-Backed Certificate, 2006-6, A2B, 5.46%, 9/25/37 .....           2,000,000             2,001,278
    Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32 ............           1,908,002             1,868,839
    Residential Funding Mortgage Securities II,
       2004-HI2, A4, 5.24%, 9/25/18 ...............................................           4,517,175             4,494,846
       2005-HI1, A4, 4.70%, 8/25/34 ...............................................           4,000,000             3,953,109
     a 2006-HI1, A1, 5.46%, 2/25/36 ...............................................           1,023,629             1,024,459
  a Specialty Underwriting And Residential Finance, 2006-BC2, A2A,
     5.41%, 2/25/37 ............                                                              2,150,066             2,151,677
a,d Structured Asset Securities Corp., 2005-SC1, 1A1, 144A, 5.62%, 5/25/31 ........           1,202,689             1,206,891
  a Travelers Mortgage Services Inc., 1998-5A, A, 7.494%, 12/25/18 ................             195,345               194,726
    Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 .....................             100,000               103,388
                                                                                                               --------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
      (COST $68,523,142)...........................................................                                67,545,813
                                                                                                               --------------

    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $6,062,732) 2.1%
    FHLB, 4.875%, 11/18/11 ........................................................           6,000,000             5,982,570
                                                                                                               --------------
    TOTAL LONG TERM INVESTMENTS (COST $331,834,425)................................                               327,056,593
                                                                                                               --------------

    SHORT TERM INVESTMENTS 6.8%
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $148,958) 0.1%
e,f U.S. Treasury Bill, 2/22/07 ...................................................             150,000               148,997
                                                                                                               --------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND AND REPURCHASE AGREEMENT
      (COST $331,983,383)..........................................................                               327,205,590
                                                                                                               --------------

                                                                                       --------------------
                                                                                              SHARES
                                                                                       --------------------
    MONEY MARKET FUND (COST $14,285,946) 5.0%
  g Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97% ..........          14,285,946            14,285,946
                                                                                                               --------------


                                          Quarterly Statement of Investments | 7

Franklin Strategic Mortgage Portfolio

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT c       VALUE
-----------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    REPURCHASE AGREEMENT (COST $4,984,413) 1.7%
  h Joint Repurchase Agreement, 5.137%, 1/02/07 (Maturity Value $4,987,258) .......           4,984,413        $    4,984,413
      ABN AMRO Bank, N.V., New York Branch (Maturity Value $478,777)
      Banc of America Securities LLC (Maturity Value $478,777)
      Barclays Capital Inc. (Maturity Value $222,731)
      Bear, Stearns & Co. Inc. (Maturity Value $222,731)
      BNP Paribas Securities Corp. (Maturity Value $478,777)
      Deutsche Bank Securities Inc. (Maturity Value $111,415)
      Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $111,415)
      Goldman, Sachs & Co. (Maturity Value $478,777)
      Greenwich Capital Markets Inc. (Maturity Value $478,777)
      Lehman Brothers Inc. (Maturity Value $488,750)
      Merrill Lynch Government Securities Inc. (Maturity Value $478,777)
      Morgan Stanley & Co. Inc. (Maturity Value $478,777)
      UBS Securities LLC (Maturity Value $478,777)
       Collateralized by U.S. Government Agency Securities, 2.75% - 7.625%,
        2/23/07 - 12/09/11;
      e U.S. Government Agency Discount Notes, 1/12/07 -2/08/07;
       e U.S. Treasury Bills, 1/25/07;
        and U.S. Treasury Notes, 3.625% - 6.125%, 5/15/07 - 5/31/11
                                                                                                               --------------
    TOTAL INVESTMENTS (COST $351,253,742) 121.8% ..................................                               346,475,949
    OTHER ASSETS, LESS LIABILITIES (21.8)% ........................................                               (62,060,718)
                                                                                                               --------------
    NET ASSETS 100.0% .............................................................                            $  284,415,231
                                                                                                               ==============

CURRENCY ABBREVIATIONS

CAD   - Canadian Dollar

SELECTED PORTFOLIO ABBREVIATIONS

FHLB  - Federal Home Loan Bank
PC    - Participation Certificate
SF    - Single Family

a     The coupon rate shown represents the rate at period end.

b     Security purchased on a to-be-announced basis.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2006, the aggregate value of these securities was $3,252,526, representing 1.14% of net assets.

e     The security is traded on a discount basis with no stated coupon rate.

f     On deposit with broker for initial margin on futures contracts.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

h Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2006, all repurchase agreements had been entered into on December 29, 2006.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Mortgage Portfolio is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (the Fund).

1. INCOME TAXES

At December 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...................................         $   351,468,168
                                                                ===============

Unrealized appreciation ...............................         $       452,439
Unrealized depreciation ...............................              (5,444,658)
                                                                ---------------
Net unrealized appreciation (depreciation).............         $    (4,992,219)
                                                                ===============

2. FINANCIAL FUTURES CONTRACTS

At December 31, 2006, the Fund had the following financial futures contracts outstanding:

                                                                NUMBER OF                        CONTRACT      UNREALIZED
                                                                CONTRACTS    DELIVERY DATES     FACE VALUE     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
U.S. Treasury Long Bond ...................................        50           3/01/07        $  5,000,000    $ (100,391)

CONTRACTS TO SELL
U.S. Treasury 2 Year Note .................................        50           3/01/07        $ 10,000,000    $   34,375
U.S. Treasury 5 Year Note .................................        10           3/01/07        $  1,000,000    $    7,578
U.S. Treasury 10 Year Bond ................................        70           3/01/07        $  7,000,000    $   79,297

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  February 27, 2007





                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC MORTGAGE PORTFOLIO;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 27, 2007


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration












I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC MORTGAGE PORTFOLIO;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 27, 2007


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer